Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets – balance at beginning of the year	₱ 27,348	₱ 21,941
Net deferred income tax liabilities – balance at beginning of the year	(3,567)	(3,704)
Net balance at beginning of the year	23,781	18,237
Benefit from deferred income taxes	2,738	4,134	₱ 4,710
Movement charged directly to other comprehensive income	507	1,467
Others	74	(57)
Net balance at end of the year	27,100	23,781	18,237
Net deferred income tax assets – balance at end of the year	30,466	27,348
Net deferred income tax liabilities – balance at end of the year	₱ (3,366)	₱ (3,567)	₱ (3,704)